RESTRUCTURING	12 Months Ended
Dec. 31, 2011
RESTRUCTURING
RESTRUCTURING

18.                               RESTRUCTURING

The following table provides the activity in the restructuring liability:

	2011
	Workforce Reduction	Facilities	Total

Balance, beginning of year	$1,975	$1,771	$3,746
Expensed in year	1,201	(364)	837
Disbursements	(2,321)	(861)	(3,182)
Adjustments	(224)	11	(213)
Foreign exchange	(6)	5	(1)
Balance, end of year	$625	$562	$1,187

Classification:
Accounts payable and accrued liabilities	$625	$396	$1,021
Other long-term obligations	—	166	166
	$625	$562	$1,187

By restructuring initiative:
September 2010	$377	$—	$377
May 2009	—	562	562
Wavecom S.A. and prior	248	—	248
	$625	$562	$1,187

	2010
	Workforce Reduction	Facilities	Total

Balance, beginning of year	$5,161	$4,839	$10,000
Expensed in year	7,376	2,296	9,672
Disbursements	(9,512)	(3,281)	(12,793)
Non-cash stock-based compensation	(540)	—	(540)
Adjustments	(317)	(1,771)	(2,088)
Foreign exchange	(193)	(312)	(505)
Balance, end of year	$1,975	$1,771	$3,746

Classification:
Accounts payable and accrued liabilities	$1,975	$1,028	$3,003
Other long-term obligations	—	743	743
	$1,975	$1,771	$3,746

By restructuring initiative:
September 2010	$1,487	$—	$1,487
May 2009	8	1,554	1,562
Wavecom S.A. and prior	480	217	697
	$1,975	$1,771	$3,746

September 2010

In September 2010, we implemented a new business unit structure that resulted in a reduction of our workforce by 60 employees.  These reductions were substantially completed during the fourth quarter of 2010.  For the year ended December 31, 2010, we recorded restructuring costs of $4,420 primarily related to severance and benefits associated with the terminated employees.  The remaining liability of $377 (December 31, 2010 - $1,487) is expected to be substantially paid by December 31, 2012.

May 2009

In May 2009, we implemented further cost reduction initiatives related to the integration of Wavecom with Sierra Wireless that included combining the research and development (“R&D”) and product operations of both organizations.  As a result, the Wavecom location in Research Triangle Park, North Carolina was closed in the fourth quarter of 2009.  R&D activities from this location were transitioned primarily to the location in Carlsbad, California.  The cost reduction initiatives related to the workforce reduction were substantially completed during the third quarter of 2010.  The facilities related restructuring obligation of $562 (December 31, 2010 — $1,554) is expected to be substantially paid by the second quarter of 2014.

In the first quarter of 2010, the Wavecom location in Brazil was closed resulting in $217 of restructuring charges related to employee terminations.  The liability related to this workforce reduction was paid by March 31, 2010.

Wavecom S.A. and prior restructurings

In January 2009, we implemented an expense reduction program to reduce labor costs.  We reduced our workforce by 56 employees, all of whom were terminated in the first quarter of 2009.  The total workforce reduction charges recognized in the first quarter of 2009 of $1,622 included $501 for accelerated stock-based compensation and the remainder represented severance and benefits associated with the termination.  The liability related to this program was substantially paid by the end of the third quarter of 2009.

In October 2008, prior to our acquisition of Wavecom, Wavecom announced a cost savings program and a proposed reorganization.  The first portion of this plan, related to its operations in the United States, began in late 2008.  In the second quarter of 2009, the staff reduction program in France related to this reorganization was implemented and a total of 77 positions were phased out by September 2010.  In the third quarter of 2009, the restructuring charge of $4,504 primarily related to the exit of a portion of our building in France.  The remaining liability related to the workforce reduction has been substantially paid.  The Wavecom facilities restructuring liability is nil as at December 31, 2011.

In the year ended December 31, 2010, additional employees were terminated resulting in restructuring charges of $2,739, including $66 of accelerated stock-based compensation.  The remaining liability related to employee termination costs is expected to be substantially paid by December 31, 2012.